Revenue and Related Matters - Disaggregated revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Service Revenue
Total revenues	$ 30,333	$ 32,066	$ 137,421	$ 122,368	$ 105,522
Product revenue
Service Revenue
Total revenues	20,739	19,670	79,740	79,670	69,808
Product revenue | North America
Service Revenue
Total revenues	11,731	10,705	43,718	41,496	35,148
Product revenue | EMEA
Service Revenue
Total revenues	5,211	5,568	24,617	25,600	22,876
Product revenue | Asia Pacific
Service Revenue
Total revenues	3,797	3,397	11,405	12,574	11,784
Instruments
Service Revenue
Total revenues			10,480	15,705	25,004
Instruments | North America
Service Revenue
Total revenues			3,924	6,374	9,254
Instruments | EMEA
Service Revenue
Total revenues			3,857	4,384	8,362
Instruments | Asia Pacific
Service Revenue
Total revenues			2,699	4,947	7,388
Consumable and other products
Service Revenue
Total revenues	18,116	17,124	69,260	63,965	44,804
Consumable and other products | North America
Service Revenue
Total revenues	10,918	10,297	39,794	35,122	25,894
Consumable and other products | EMEA
Service Revenue
Total revenues	4,849	4,299	20,760	21,216	14,514
Consumable and other products | Asia Pacific
Service Revenue
Total revenues	2,349	2,528	8,706	7,627	4,396
Service and Other Revenue
Service Revenue
Total revenues	8,763	11,967	51,244	40,089	34,495
Service and Other Revenue | North America
Service Revenue
Total revenues	6,877	7,717	39,189	32,407	29,218
Service and Other Revenue | EMEA
Service Revenue
Total revenues	1,424	3,902	10,299	5,952	4,514
Service and Other Revenue | Asia Pacific
Service Revenue
Total revenues	462	348	1,756	1,730	763
Research services
Service Revenue
Total revenues	5,601	8,691	37,998	27,828	23,653
Research services | North America
Service Revenue
Total revenues	5,006	5,762	31,252	24,706	22,493
Research services | EMEA
Service Revenue
Total revenues	329	2,802	5,833	2,000	1,013
Research services | Asia Pacific
Service Revenue
Total revenues	266	127	913	1,122	147
Service-type warranties
Service Revenue
Total revenues	2,594	2,683	10,607	9,879	8,840
Service-type warranties | North America
Service Revenue
Total revenues	1,509	1,637	6,319	6,265	5,581
Service-type warranties | EMEA
Service Revenue
Total revenues	893	852	3,490	3,001	2,779
Service-type warranties | Asia Pacific
Service Revenue
Total revenues	192	194	798	613	480
Other services
Service Revenue
Total revenues	568	593	2,639	2,382	2,002
Other services | North America
Service Revenue
Total revenues	362	318	1,618	1,436	1,144
Other services | EMEA
Service Revenue
Total revenues	202	248	976	951	722
Other services | Asia Pacific
Service Revenue
Total revenues	4	27	45	(5)	136
Collaboration and license revenue
Service Revenue
Total revenues	771	155	4,452	1,380	649
Collaboration and license revenue | North America
Service Revenue
Total revenues	771	155	3,681	1,380	274
Collaboration and license revenue | EMEA
Service Revenue
Total revenues	0	0	0	0	323
Collaboration and license revenue | Asia Pacific
Service Revenue
Total revenues	$ 0	$ 0	$ 771	$ 0	$ 52